Note 10 - Equity Method Investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 11, 2023	Dec. 05, 2023	May 12, 2023
Payments to Acquire Equity Method Investments	$ 1,274	$ 0	$ 0
Carrying Capacity of Vessels at Period End (TEU)	512,989	525,821
Income (Loss) from Equity Method Investments	$ 764	$ 2,296	$ 12,859
Vessel Owning Companies of Five Vessels Purchased from York [Member]
Number of Asset Acquired			5
Asset Acquistion, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total			$ 141,040
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Minimum [Member]
Asset Acquisition, Percentage of Voting Interests Acquired			51.00%
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Maximum [Member]
Asset Acquisition, Percentage of Voting Interests Acquired			75.00%
Sykes Maritime Co. [Member]
Subsidiary, Ownership Percentage, Parent						100.00%
Arkadia [Member]
Asset Acquisition, Percentage of Voting Interests Acquired					51.00%
Carrying Capacity of Vessels at Period End (TEU)					1,550
Ownership Percentage				100.00%
Polar Brasil [Member]
Carrying Capacity of Vessels at Period End (TEU)						3,800
Geyer Maritime Co. [Member]
Proceeds from Dividends Received	1,274
Platt Maritime Co. [Member]
Payments to Acquire Equity Method Investments	980
Equity Method Investment, Ownership Percentage						49.00%
Platt Maritime Co. [Member] | Arkadia [Member]
Equity Method Investment, Ownership Percentage						51.00%
Sykes Maritime Co. [Member]
Payments to Acquire Equity Method Investments	294
Sykes Maritime Co. [Member] | York [Member]
Equity Method Investment, Ownership Percentage						51.00%
Goodway Maritime Co. [Member]
Special Dividend, Amount	$ 4,900
Equity Method Investment, Ownership Percentage	49.00%
Polar Argentina [Member]
Carrying Capacity of Vessels at Period End (TEU)						3,800
Steadman Maritime Co. [Member]
Proceeds from Dividends Received		$ 1,128	$ 15,190
Equity Method Investment, Ownership Percentage	49.00%